Segment Reporting - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment Customer	Dec. 31, 2024 USD ($) Customer	Dec. 31, 2023 USD ($) Customer
Segment Reporting Information [Line Items]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM does not use discrete financial information to evaluate the operating results for each business activity but is instead regularly provided with the consolidated expenses as noted on the face of the consolidated statements of operations and an analysis of general and administrative expenses per office location. Although revenue can be identified for each business activity, management cannot and does not identify expenses, profitability, or other financial information for these various types of business activities. As a result, the CODM reviews operating results by total profitability and the CODM assesses performance of the Company and decides how to allocate resources based on consolidated net income, which represents the Company’s measure of segment profit or loss. Net income is used to monitor budget versus actual results of the Company. The Company’s consolidated financial results are used in assessing the performance of the segment and in deciding whether to reinvest profits in the Company.
Number of operating segment	1
Number of reportable segment	1
Total general and administrative expenses | $	$ 19,259,585	$ 12,899,599	$ 10,099,716
Number of customers | Customer	4	3	3
Revenues | Countries | Revenue by Countries
Segment Reporting Information [Line Items]
Percentage of revenues	10.00%	10.00%	10.00%
Revenues | Customers | Four Customers
Segment Reporting Information [Line Items]
Percentage of revenues	10.00%
Revenues | Customers | Three Customers
Segment Reporting Information [Line Items]
Percentage of revenues		10.00%	10.00%